SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events [Text Block]
15.	SUBSEQUENT EVENTS

ACQUISITION OF HOOTERS RESTAURANTS

On January 24, 2011, Investors LLC and its three partners combined to form HOA Holdings, LLC ("HOA LLC") and completed the acquisition of Hooters of America, Inc. ("HOA") and Texas Wings, Inc. ("TW").  Together HOA LLC has created an operating company with 161 company-owned locations across sixteen states, or nearly half of all domestic Hooters restaurants and over one-third of the locations worldwide.

Investors, LLC had a note receivable in the amount of $5,000,000 from HOA that was repaid at closing.  Investors LLC then invested $3,550,000 in HOA LLC (approximately 3.1%) ($500,000 of which is the Company's share).  One of the investors in Investors LLC that owned a $1,750,000 share is a direct investor in HOA LLC and will now carry its ownership in HOA LLC directly.  The Company now owns approximately 14% of Investors LLC.

The Company received a payment of $400,000 at closing for its services in facilitating the acquisition.  In addition, for a minimum of four years, the Company will receive annual payments of $100,000 due in January each year while Mr. Pruitt serves on its board.

COMMON STOCK SPLIT

Effective March 23, 2011, the Company's common stock was forward split, 2 shares for each share issued, pursuant to written consent by a majority of the Company's shareholders.  All share references have been adjusted as if the split occurred prior to all periods presented.

CONVERTIBLE NOTES PAYABLE

Effective March 30, 2011 the holders of the $686,500 in convertible notes payable and other obligations totaling $35,000 were converted into 412,286 shares of the Company's common stock.

WARRANT REGISTRATION

On January 6, 2011, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933.  The Registration Statement, when effective, would register one Class A Warrant and one Class B Warrant for each common share of the Company issued.  The warrants have a subscription price of $0.04 which entitles our shareholders to acquire one Class A Warrant which would entitle the holder to acquire one share of our common stock for $2.75 and one Class B Warrant which would entitle the holder to acquire one share of our common stock for $3.50.  The warrants have a five year life.